Net Interest Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Interest Income [Abstract]
Increase in total average assets on net interest income	€ 406	€ 680